Munder International Equity Fund (Prospectus Summary) | Munder International Equity Fund
Munder International Equity Fund
INVESTMENT OBJECTIVE
The Fund's investment objective is to provide long-term capital appreciation.
FEES & EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the
Munder Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Applicable Sales
Charges" on page 10 of the Fund's Prospectus and the section entitled "Additional
Purchase, Redemption, Exchange and Conversion Information" on page 58 of the
Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Munder International Equity Fund	Class A Shares		Class B Shares		Class C Shares		Class K Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	[1]	none		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	none	[2]	5.00%	[3]	1.00%	[4]	none	none
[1]	The sales charge declines as the amount invested increases.
[2]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.
[3]	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class B shares within six years of purchase and declines over time.
[4]	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within one year of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Munder International Equity Fund		Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none
Other Expenses		1.01%	1.01%	1.01%	1.22%	1.01%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	2.03%	2.78%	2.78%	1.99%	1.78%
[1]	Total Annual Fund Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund invested).

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Munder International Equity Fund (USD $)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Expense Example, with Redemption, 1 Year	745	781	381	202	181
Expense Example, with Redemption, 3 Years	1,152	1,162	862	624	560
Expense Example, with Redemption, 5 Years	1,583	1,669	1,469	1,073	964
Expense Example, with Redemption, 10 Years	2,779	2,930	3,109	2,317	2,095

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Munder International Equity Fund (USD $)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Expense Example, No Redemption, 1 Year	745	281	281	202	181
Expense Example, No Redemption, 3 Years	1,152	862	862	624	560
Expense Example, No Redemption, 5 Years	1,583	1,469	1,469	1,073	964
Expense Example, No Redemption, 10 Years	2,779	2,930	3,109	2,317	2,095

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 23%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The advisor pursues long-term capital appreciation in the Fund by investing primarily in foreign securities, i.e., non-U.S. dollar-denominated securities traded out of the U.S. and U.S. dollar-denominated securities of foreign issuers traded in the U.S.

Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants, including depositary receipts for such securities). This investment strategy may not be changed without 60 days' prior notice to shareholders. For purposes of this investment strategy, assets of the
Fund means net assets plus the amount of any borrowings for investment purposes.

The advisor employs a highly quantitative approach to investing.  Stocks are selected based on fundamental factors that the advisor believes are effective predictors of stock performance. In an effort to manage the volatility of the
Fund's performance, country and sector weightings are targeted to remain within specific ranges as compared to the Morgan Stanley Capital International Europe,
Australasia, Far East (MSCI EAFE) Index.  Accordingly, the Fund may concentrate its investments within one or more countries or geographic regions; however, the
Fund will be invested in a minimum of ten countries.

Utilizing a variety of quantitative analyses, the advisor seeks to identify foreign stocks that offer favorable risk-adjusted returns over time. Securities in which the Fund invests will primarily be from countries represented in the
MSCI EAFE Index universe, but may also include larger-capitalization companies in other countries. Although Fund tends to invest mostly in larger-capitalization companies, there is no limit on the market capitalization in which the Fund may invest; therefore, the Fund's investments may include small-, mid- and large-capitalization companies.

From time to time, the advisor may use futures contracts and/or exchange-traded funds (ETFs) to manage cash.
PRINCIPAL INVESTMENT RISKS
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:

Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund's investments may decline if the particular companies in which the Fund invests do not perform well in the market. The advisor's investment strategy seeks to control risk by adhering to portfolio constraints relative to the Fund's benchmark. As a result, the Fund may be particularly susceptible to a general decline in the equity markets of developed foreign countries.

Growth Investing Risk

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

Foreign Securities Risk

Foreign securities tend to be more volatile and less liquid than U.S. securities.
Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In addition, during periods of social, political or economic instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded.

Geographic Focus Risk

The Fund may invest a substantial portion of its assets within one or more countries or geographic regions. When the Fund focuses its investments in a country or countries, it is particularly susceptible to the impact of market, economic, political, regulatory and other factors affecting those countries.
Additionally, the Fund's performance may be more volatile when the Fund's investments are focused in a country or countries.

Smaller Company Stock Risk

Small or medium-sized companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions. Prices of small or medium-sized companies tend to be more volatile than those of larger companies and small or medium-sized issuers may be subject to greater degrees of changes in their earnings and prospects. Since smaller company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they are often more difficult to sell.

Derivatives Risk

Derivatives, such as futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to the credit risk of the derivative's counterparty, the risk of mispricing or improper valuation, and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets, rates or indices. The Fund "covers" its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover.
The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.

ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange.
The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF's operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
PERFORMANCE
The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund's performance from year to year over the past ten years and by showing the Fund's average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index. When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website,
www.munder.com, or by calling (800) 468-6337.

The annual returns in the bar chart are for the Fund's least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be lower.
TOTAL RETURN (%) per calendar year

YTD through 9/30/12: 7.71% Best Quarter: 32.66% (quarter ended 6/30/09) Worst Quarter: -19.59% (quarter ended 9/30/02)
AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2011 (including maximum sales charges)
Average Annual Total Returns Munder International Equity Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Since Inception Quaternary	Average Annual Returns, Since Inception Quinary
Class A Shares	CLASS A Return Before Taxes	(19.41%)	(6.58%)	3.44%	4.49%	Nov. 30, 1992
Class B Shares	CLASS B Return Before Taxes	(19.52%)	(6.52%)	3.40%	3.36%	Mar. 09, 1994
Class C Shares	CLASS C Return Before Taxes	(16.16%)	(6.21%)	3.26%	2.92%	Sep. 29, 1995
Class K Shares	CLASS K Return Before Taxes	(14.79%)	(5.52%)	4.03%	4.87%	Nov. 23, 1992
Class Y Shares	CLASS Y Return Before Taxes	(14.51%)	(5.28%)	4.29%	5.11%	Dec. 01, 1991
Class Y Shares After Taxes on Distributions	CLASS Y Return After Taxes on Distributions	(14.56%)	(5.81%)	3.91%	4.29%	Dec. 01, 1991
Class Y Shares After Taxes on Distributions and Sales	CLASS Y Return After Taxes on Distributions and Sale of Fund Shares	(8.56%)	(4.13%)	3.98%	4.34%	Dec. 01, 1991
MSCI EAFE Index (Net Dividends)	MSCI EAFE Index (Net Dividends) (reflects no deductions for fees, expenses or taxes)	(12.14%)	(4.72%)	4.67%	4.80%		5.53%	4.04%	3.75%	5.52%

The index returns from inception for Class Y, A, B, C and K shares are as of
12/1/91, 12/1/92, 3/1/94, 10/1/95 and 12/1/92, respectively. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class Y shares. The after-tax returns of the Class A, B, C and K shares will vary from those shown for the Class Y shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.